Goodwill (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2003
Goodwill
Asset purchase price					$ 70,000
Goodwill	30,000		30,000	30,000	30,000
Accumulated impairment	$ 0	$ 0	$ 0	$ 0